Goodwill and Other Intangible Assets - Amortization of Softwares Recognized in Income Statement (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about intangible assets [Line Items]
Cost of sales	[1]	€ 11,611	€ 10,702	€ 10,919	[2]
Research and development expenses	[1]	5,472	5,172	5,082	[2]
Selling and general expenses	[1]	10,058	9,486	9,382	[2]
Other operating expenses	[1]	233	482	462	[2]
Amortization of intangible assets	[1]	(1,866)	(1,692)	(2,137)	[2]
Amortization of computer software and other rights of an industrial or operational nature [member]
Disclosure of detailed information about intangible assets [Line Items]
Cost of sales		28	28	25
Research and development expenses		22	16	13
Selling and general expenses		53	56	52
Other operating expenses		9	5	4
Amortization of intangible assets		€ 112	€ 105	€ 94

[1]	The results of the Animal Health business, and the gain on the divestment of that business, are presented separately in accordance with IFRS 5 (Non-Current Assets Held for Sale and Discontinued Operations); see Notes D.1. and D.36.
[2]	Following a change in accounting presentation in 2016, VaxServe sales of non-Sanofi products are included in Other revenues. The presentation of 2015 Net sales and Other revenues has been amended accordingly (see Note B.13.).